Commitments and contingencies (Narrative) (Details) t in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) t
Disclosure of maturity analysis of operating lease payments [line items]
Minimum commitments under agreements	$ 2,181
Additional payments upon the occurrence of certain events such as change of control	$ 2,181
Purchase of vanadium | t	178
Minimum rental commitments remaining under lease	$ 65
Due within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rental commitments remaining under lease	52
Maracas Menchen Mine [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining amounts due related to goods not received or services not rendered	$ 2,445